Basis of Preparation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of Detailed Information About Property, Plant and Equipment	We recognize depreciation expense on a straight-line basis over the estimated useful life of the asset as follows:

Buildings	Up to 40 years
Building/leasehold improvements	Up to 40 years or if shorter, term of lease
Machinery and equipment	3 to 15 years
Property, plant and equipment are comprised of the following:

	2020
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$36.2	$12.0	$24.2
Buildings including improvements	360.6	210.2	150.4
Machinery and equipment	721.8	563.9	157.9
	$1,118.6	$786.1	$332.5

	2021
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$35.2	$12.0	$23.2
Buildings including improvements	383.5	228.0	155.5
Machinery and equipment	739.7	579.7	160.0
	$1,158.4	$819.7	$338.7
The following table details the changes to the net book value of property, plant and equipment for the years indicated:

	Note	Land	Buildings including Improvements	Machinery and Equipment	Total
Balance — January 1, 2020		$23.6	$154.6	$176.8	$355.0
Additions		—	16.9	34.5	51.4
Depreciation		—	(20.9)	(47.9)	(68.8)
Write-down of assets and other disposals(i)		—	(0.9)	(4.3)	(5.2)
Foreign exchange and other		0.6	0.7	(1.2)	0.1
Balance — December 31, 2020		24.2	150.4	157.9	332.5
Additions		—	11.0	47.2	58.2
Acquisitions through business combination	3	—	17.8	5.0	22.8
Depreciation		—	(22.0)	(46.8)	(68.8)
Write-down of assets and other disposals (i)		—	(0.8)	(3.1)	(3.9)
Foreign exchange and other		(1.0)	(0.9)	(0.2)	(2.1)
Balance — December 31, 2021		$23.2	$155.5	$160.0	$338.7
(i)    Includes the write-down of equipment primarily related to disengaged programs in 2020 and 2021 (recorded in each case as restructuring charges), as described in note 15(a).

Disclosure of Detailed Information About Intangible Assets	We amortize these assets on a straight-line basis over their estimated useful lives as follows:

Intellectual property	3 to 5 years
Other intangible assets	4 to 15 years
Computer software assets	1 to 10 years